TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred taxes are included in the consolidated balance sheets, as follows:
Long term assets	$ 19,295	$ 18,455
Long term liabilities		$ (25)